Other Long-Lived Assets (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Schedule of Other Assets [Line Items]
Prepaid license fees	¥ 6,515,200	$ 1,001,368	¥ 6,515,200
Other	6,220	956	103,777
Total	¥ 6,521,420	$ 1,002,324	¥ 6,618,977